Note 1 - Organization and Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 08, 2013	Apr. 08, 2011	Apr. 12, 2011	Jun. 30, 2013	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 27, 2011	Jan. 31, 2011	Apr. 08, 2013 Payments on Behalf of Acquiree [Member] Reach Media Group Holdings, Inc. [Member]	Jun. 30, 2013 Reach Media Group Holdings, Inc. and Symon Holdings Corporation [Member]	Jun. 30, 2013 North America [Member]	Jan. 31, 2013 North America [Member]	Jun. 30, 2013 Europe, Middle East, and Asia [Member]	Jan. 31, 2013 Europe, Middle East, and Asia [Member]	Apr. 08, 2013 Reach Media Group Holdings, Inc. [Member]	Apr. 19, 2013 Symon Holdings Corporation [Member]	Jun. 30, 2013 Minimum [Member]	Jan. 31, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jan. 31, 2013 Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Ownership											100.00%
Proceeds from Issuance Initial Public Offering (in Dollars)		$ 82,566,000
Payments of Stock Issuance Costs		4,000,000
Deferred Offering Costs		2,000,000
Proceeds from Issuance of Warrants		3,000,000	3,000,000
Warrants Issued During Period, Number (in Shares)	1,066,666	4,000,000	4,000,000	4,000,000
Payments of Derivative Issuance Costs		2,000,000
Payment of Financing and Stock Issuance Costs		433,808
Number of Units Sold (in Shares)			8,000,000	8,000,000
Proceeds from Issuance or Sale of Equity			80,000,000
Number of Shares of Common Stock Contained in Each Offering Unit (in Shares)			1
Number of Warrants Contained in Each Offering Unit (in Shares)			1
US Government Securities, at Carrying Value								80,000,000
Accelerated Share Repurchases, Final Price Paid Per Share (in Dollars per share)	$ 10.00
Stock Repurchased During Period, Shares (in Shares)	4,551,228
Payments for Repurchase of Common Stock	45,500,000
Business Combination, Consideration Transferred																27,512,010
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										2,500,000						400,001
Business Acquisition, Share Price (in Dollars per share)																$ 9.98
Payments to Acquire Businesses, Gross										21,000,000						10,000	43,685,828
Business Combination, Consideration Transferred, Other																10,000
Business Combination, Consideration Transferred, Liabilities Incurred										23,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																739,052	5,666,273
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables																4,755,509	6,422,976
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																514,280	918,768
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable																2,270,858	1,171,922
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other																1,401,738	1,085,240
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other																2,721,121
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory																	3,477,488
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue																	7,182,120
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent																	7,024,824
Allowance for Doubtful Accounts Receivable (in Dollars)				186,000	186,000	223,458	336,264		539,204
Property, Plant and Equipment, Useful Life																		3 years	3 years	7 years	7 years
Undistributed Earnings of Foreign Subsidiaries (in Dollars)				3,800,000	3,800,000	3,800,000
Sale Contract Term																		1 month		1 year
Percentage of Revenue the Company Shares with Its Partners																		25.00%		80.00%
Partnership Agreement Term																		1 year		5 years
Percentage of Sales Derived from Direct Sales					67.00%	67.00%						90.00%	90.00%
Percentage of Sales Derived From Indirect Partner Channels					33.00%	33.00%						10.00%	10.00%	85.00%	85.00%
Maintenance and Content Service Contract Term																		1 year		3 years
Cash, Uninsured Amount				$ 1,866,060	$ 1,866,060